UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2013
Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 91.6%	Number of Shares	Market Value	Percentage of Assets
Communications – 2.9%
Local Media
Pearson ADR	300,000	$5,730,000	0.4%

Telecom Carriers
Chunghwa Telecom ADR	555,154	16,676,826	1.3%
Telstra ADR	150,000	2,980,500	0.2%
Telus	100,000	6,187,000	0.5%
Vodafone Group ADR	250,000	7,230,000	0.5%
		33,074,326	2.5%
		38,804,326	2.9%

Consumer Discretionary – 8.1%
Apparel, Footwear, Accessory Design
Nike	310,000	30,181,600	2.3%

Auto Parts
Johnson Controls	600,000	16,326,000	1.2%
Illinois Tool Works	500,000	29,645,000	2.2%
		45,971,000	3.4%

Automotive Wholesale
Genuine Parts	400,000	25,264,000	1.9%

Home Improvement
Stanley Black & Decker	100,000	6,578,000	0.5%
		107,994,600	8.1%

Consumer Staples – 16.3%
Beverages
PepsiCo	400,000	28,972,000	2.2%

Food Manufacturing
General Mills	600,000	23,598,000	1.8%
Kellogg	550,000	27,857,500	2.1%
McCormick & Co	300,000	18,432,000	1.4%
JM Smucker	250,000	21,242,500	1.6%
		91,130,000	6.9%

Household Products Manufacturing
Colgate – Palmolive	300,000	31,893,000	2.4%
Kimberly – Clark	300,000	25,080,000	1.9%
Procter & Gamble	400,000	26,876,000	2.0%
Unilever ADR	325,000	11,661,000	0.9%
		95,510,000	7.2%
		215,612,000	16.3%

Energy – 7.5%
Exploration & Production
EnCana	500,000	11,100,000	0.9%

Integrated Oils
Cenovus	400,000	13,080,000	1.0%
ConocoPhillips	330,000	18,740,700	1.4%
Exxon Mobil	350,000	30,555,000	2.3%
Total ADR	375,000	18,697,500	1.4%
		81,073,200	6.1%

Refining & Marketing
Phillips 66	165,000	6,930,000	0.5%
		99,103,200	7.5%

Health Care – 16.2%
Health Care Supplies
Becton, Dickinson & Co.	210,000	15,955,800	1.2%

Large Pharmaceuticals
Abbott Laboratories	350,000	22,939,000	1.7%
AstraZeneca ADR	320,000	14,972,800	1.1%
Bristol – Myers Squibb	800,000	26,408,000	2.0%
GlaxoSmithKline ADR	600,000	27,294,000	2.0%
Johnson & Johnson	310,000	20,903,300	1.6%
Eli Lilly	700,000	31,437,000	2.4%
Novartis ADR	450,000	26,554,500	2.0%
Pfizer	1,200,000	28,632,000	2.2%
		199,140,600	15.0%
		215,096,400	16.2%

Industrials – 17.5%
Aerospace & Defense Parts
United Technologies	250,000	19,962,500	1.5%

Flow Control Equipment
Parker Hannifin	275,000	21,994,500	1.7%

Industrial Automation Controls
Emerson Electric	450,000	22,824,000	1.7%
Honeywell International	450,000	26,302,500	2.0%
		49,126,500	3.7%

Industrial Machinery Manufacturing
Regal – Beloit	100,000	6,806,000	0.5%

Industrial Supply Distribution
W.W. Grainger	150,000	30,894,000	2.3%

Measurement Instruments
Rockwell Automation	325,000	23,419,500	1.8%

Post & Courier Services
United Parcel Service	300,000	22,143,000	1.7%

Rail Freight Transportation
Canadian National Railway	350,000	32,039,000	2.4%

Rubber & Plastic Manufacturing
Carlisle	490,000	25,646,600	1.9%
		232,031,600	17.5%

Materials – 12.9%
Base Metals
Freeport – McMoRan Copper & Gold	550,000	19,860,500	1.5%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	20,645,000	1.5%
Methanex	300,000	8,943,000	0.7%
PPG Industries	200,000	22,004,000	1.7%
Praxair	220,000	23,210,000	1.7%
		74,802,000	5.6%

Containers & Packaging Manufacturing
3M	260,000	24,076,000	1.8%

Specialty Chemicals
BASF ADR	140,000	10,845,800	0.8%
E.I. du Pont de Nemours	400,000	19,900,000	1.5%
RPM International	180,000	4,933,800	0.4%
		35,679,600	2.7%

Steel Producers
Nucor	200,000	7,530,000	0.6%
United States Steel	250,000	4,862,500	0.4%
Tenaris ADR	110,000	4,588,100	0.3%
		16,980,600	1.3%
		171,398,700	12.9%

Technology – 9.0%
Information Services
Dun & Bradstreet	200,000	16,190,000	1.2%

Infrastructure Software
Microsoft	1,000,000	30,820,000	2.3%

Semiconductor Devices
Intel	1,200,000	29,796,000	2.2%
Microchip Technology	600,000	20,850,000	1.6%
		50,646,000	3.8%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADR	1,500,000	22,050,000	1.7%
		119,706,000	9.0%

Utilities – 1.2%
Electric & Gas Marketing & Trading
E.ON ADR	206,139	4,712,338	0.4%

Utility Networks
Enersis ADR	200,000	3,294,000	0.2%
National Fuel Gas	170,000	8,483,000	0.6%
		11,777,000	0.8%
		16,489,338	1.2%

Total Common stocks		$1,216,236,164	91.6%

Halal Income – 0.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Sukuk
1Malaysia Sukuk	3.928% due 06/04/2015	$5,000,000	$5,321,230	0.4%

Total investments	(Cost = $962,170,453)		1,221,557,394	92.0%
Other assets (net of liabilities)			105,646,817	8.0%
Total net assets			$1,327,204,211	100.0%
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 93.1%	Number of Shares	Market Value	Percentage of Assets
Communications – 4.2%
Internet Media
Google[1]	85,000	$58,232,650	2.6%

Local Media
John Wiley & Sons	100,000	4,934,000	0.2%

Telecom Carriers
America Movil ADR	1,100,000	28,149,000	1.2%
Rogers Communications	100,000	4,039,000	0.2%
		32,188,000	1.4%
		95,354,650	4.2%

Consumer Discretionary – 14.1%
Auto Parts
Gentex	700,000	12,264,000	0.5%

Automotive Wholesale
Genuine Parts	125,000	7,895,000	0.4%

Consumer Electronics & Appliance Stores
Best Buy	700,000	12,418,000	0.6%

E – Commerce
Amazon.com[1]	240,000	59,584,800	2.6%

General Merchant Wholesalers
Fastenal	800,000	34,472,000	1.5%

Home Product Stores
Bed Bath & Beyond[1]	250,000	16,792,500	0.8%
Lowe's	900,000	25,632,000	1.1%
		42,424,500	1.9%

Other Specialty Retail
PetSmart	700,000	49,644,000	2.2%
Staples	600,000	6,552,000	0.3%
		56,196,000	2.5%

Passenger Transportation
LATAM Airlines ADR	689,762	16,271,486	0.7%

Specialty Apparel Stores
TJX Companies	1,200,000	54,948,000	2.4%
Urban Outfitters[1]	337,747	12,679,022	0.6%
		67,627,022	3.0%

Toys & Games
JAKKS Pacific	187,000	3,111,680	0.1%
Mattel	200,000	7,028,000	0.3%
		10,139,680	0.4%
		319,292,488	14.1%

Consumer Staples – 9.5%
Beverages
Monster Beverage[1]	850,000	50,099,000	2.2%
PepsiCo	600,000	43,458,000	1.9%
		93,557,000	4.1%

Food Manufacturing
Danone ADR	410,674	5,080,037	0.3%

Household Products Manufacturing
Church & Dwight	800,000	43,792,000	1.9%
Clorox	475,000	34,556,250	1.5%
Estee Lauder	640,000	38,368,000	1.7%
		116,716,250	5.1%
		215,353,287	9.5%

Energy – 2.2%
Exploration & Production
EnCana	400,000	8,880,000	0.4%

Integrated Oils
Cenovus	600,000	19,620,000	0.8%
Suncor Energy	700,000	21,896,000	1.0%
		41,516,000	1.8%
		50,396,000	2.2%

Healthcare – 15.8%
Biotech
Amgen	650,000	54,548,000	2.4%
Celgene[1]	100,000	7,204,000	0.3%
		61,752,000	2.7%

Health Care Facilities
VCA Antech[1]	700,000	13,538,000	0.6%

Health Care Supply Chain
Express Scripts[1]	650,000	40,703,000	1.8%

Large Pharmaceuticals
Eli Lilly	650,000	29,191,500	1.3%
Johnson & Johnson	600,000	40,458,000	1.8%
Novartis ADR	650,000	38,356,500	1.7%
Novo Nordisk ADR	220,000	34,564,200	1.5%
		142,570,200	6.3%

Managed Care
Humana	650,000	45,552,000	2.0%

Medical Equipment
Dentsply International	700,000	25,389,000	1.1%

Orthopedic Devices
Stryker	300,000	15,978,000	0.7%
Zimmer	225,000	13,900,500	0.6%
		29,878,500	1.3%
		359,382,700	15.8%

Industrials – 11.2%
Building Sub-Contractors
EMCOR	700,000	19,341,000	0.9%

Flow Control Equipment
Crane	300,000	11,397,000	0.5%

Industrial Machinery Manufacturing
Regal – Beloit	300,000	20,418,000	0.9%

Measurement Instruments
Agilent Technologies	900,000	33,444,000	1.5%
Trimble Navigation[1]	850,000	41,675,500	1.8%
		75,119,500	3.3%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	20,625,000	0.9%

Post & Courier Services
United Parcel Service	500,000	36,905,000	1.6%

Rail Freight Transportation
Norfolk Southern	500,000	36,230,000	1.6%
Union Pacific	276,327	33,557,151	1.5%
		69,787,151	3.1%
		253,592,651	11.2%

Materials – 3.1%
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	$36,963,000	1.6%

Base Metals
Anglo American ADR	1,400,000	19,390,000	0.8%

Precious Metal Mining
Barrick Gold	400,000	15,408,000	0.7%
		71,761,000	3.1%

Technology – 33.0%
Application Software
Adobe Systems[1]	1,300,000	40,651,000	1.8%
Akamai Technologies[1]	1,000,000	37,510,000	1.7%
Intuit	900,000	52,686,000	2.3%
SAP ADR	600,000	39,396,000	1.7%
		170,243,000	7.5%

Communications Equipment
Apple	200,000	133,048,000	5.9%
Cisco Systems	2,000,000	38,160,000	1.7%
F5 Networks[1]	50,000	4,874,500	0.2%
Harris	700,000	32,921,000	1.4%
		209,003,500	9.2%

Computer Hardware
Hewlett – Packard	1,000,000	16,880,000	0.7%

Information Services
Gartner[1]	300,000	14,817,000	0.7%

Infrastructure Software
Oracle	1,500,000	47,475,000	2.1%

IT Services
Convergys	730,000	11,322,300	0.5%
Infosys ADR	750,000	31,897,500	1.4%
International Business Machines	250,000	48,712,500	2.1%
		91,932,300	4.0%

Printing & Imaging
Canon ADR	600,000	19,974,000	0.9%

Semiconductor Capital Equipment
ASML	600,000	34,062,000	1.5%

Semiconductor Devices
Intel	1,700,000	42,211,000	1.8%
Qualcomm	800,000	49,168,000	2.2%
SanDisk[1]	370,000	15,251,400	0.7%
Xilinx	600,000	20,346,000	0.9%
		126,976,400	5.6%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADR	1,243,297	18,276,466	0.8%
		749,639,666	33.0%

Total investments	(Cost = $1,511,282,036)	2,114,772,442	93.1%
Other assets (net of liabilities)		156,993,207	6.9%
Total net assets		$2,271,765,649	100.0%
(1) Non-income producing security
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 64.7%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications – 9.7%
Internet Media
Baidu.com ADR[2]	2,000	$222,880	China[3]	1.2%

Telecom Carriers
America Movil ADR	13,000	332,670	Mexico	1.7%
Millicom International	2,500	215,092	Global[4]	1.1%
MTN Group	16,000	297,400	South Africa	1.6%
Telefonica Brasil ADR	8,000	170,960	Brazil	0.9%
Telekomunikasi Indonesia ADR	10,000	386,000	Indonesia	2.0%
Turk Telekomunikasyon	60,000	237,504	Turkey	1.2%
		1,639,626		8.5%
		1,862,506		9.7%

Consumer Discretionary – 7.5%
Apparel, Footwear, Accessary Design
VF	3,000	458,040	Global[4]	2.4%

Automobile OEM
Ford Otomotiv Sanayi	30,000	294,446	Turkey	1.5%

E – Commerce
MercadoLibre	4,500	358,110	Brazil[3]	1.9%

Passenger Transportation
LATAM Airlines ADR	14,000	330,260	Chile	1.7%
		1,440,856		7.5%

Consumer Staples – 8.9%
Food Manufacturing
DANONE ADR	25,000	309,250	France	1.6%
IOI	210,000	345,718	Malaysia	1.8%
M. Dias Branco	10,000	311,838	Brazil	1.6%
		966,806		5.0%

Household Products Manufacturing
Colgate-Palmolive	3,200	340,192	Global[4]	1.8%

Pharmacies & Drug Stores
Clicks Group	60,000	409,050	South Africa	2.1%
		1,716,048		8.9%

Energy – 5.2%
Exploration & Production
CNOOC ADR	1,500	284,100	China	1.5%
Pacific Rubiales	8,000	195,587	Colombia[3]	1.0%
		479,687		2.5%

Integrated Oils
China Petroleum & Chemical ADR	800	75,400	China	0.4%
Petroleo Brasileiro ADR	8,000	169,120	Brazil	0.9%
Sasol ADR	6,500	281,580	South Africa	1.4%
		526,100		2.7%
		1,005,787		5.2%

Health Care – 13.3%
Cardiovascular Devices
Mindray Medical International ADR	10,000	350,200	China[3]	1.8%

Generic Pharmaceuticals
Dr. Reddy's Laboratories ADR	10,000	300,400	India	1.6%
Richter Gedeon	1,000	170,477	Hungary	0.9%
		470,877		2.5%

Health Care Facilities
Bangkok Dusit Medical Services	100,000	330,147	Thailand	1.7%
KPJ Healthcare	220,000	440,974	Malaysia	2.3%
		771,121		4.0%

Medical Equipment
Aspen Pharmacare	20,000	340,212	South Africa	1.8%

Specialty Pharmaceuticals
Kalbe Farma	700,000	284,784	Indonesia	1.5%
Mead Johnson Nutrition	4,500	329,985	Global[4]	1.7%
		614,769		3.2%
		2,547,179		13.3%

Industrials – 2.4%
Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	286,911	Brazil	1.5%
Jasa Marga (Persero)	300,000	181,135	Indonesia	0.9%
		468,046		2.4%

Materials – 13.5%
Agricultural Chemicals
Quimica y Minera de Chile ADR	6,000	369,840	Chile	1.9%

Base Metals
Anglo American ADR	15,000	207,750	South Africa[3]	1.1%
Freeport-McMoRan Copper & Gold	4,000	144,440	Indonesia[3]	0.8%
Southern Copper	10,042	326,767	Peru[3]	1.7%
		678,957		3.6%

Cement & Aggregates
PT Semen Gresik	200,000	260,577	Indonesia	1.4%

Precious Metal Mining
Alamos Gold	17,500	328,963	Mexico[3]	1.7%
Gold Fields ADR	16,000	197,120	South Africa	1.0%
Impala Platinum ADR	16,000	252,000	South Africa	1.3%
		778,083		4.0%

Raw Material Suppliers
Vale ADR	12,500	204,625	Brazil	1.1%

Steel Producers
Tenaris ADR	7,000	291,970	Argentina[3]	1.5%
		2,584,052		13.5%

Technology – 2.9%
Application Software
AutoNavi Holdings ADR	10,000	124,600	China	0.6%

Electronics Components
Nidec ADR	4,692	93,371	Japan	0.5%

IT Services
Infosys ADR	8,000	340,240	India	1.8%
		558,211		2.9%

Utilities – 1.3%
Power Generation
Companhia Paranaense de Energia – Copel ADR	5,000	88,949	Brazil	0.5%

Utility Networks
Enersis ADR	10,000	164,700	Chile	0.8%
		253,649		1.3%

Total investments	(Cost = $11,999,364 )	12,436,334		64.7%
Other assets (net of liabilities)		6,790,742		35.3%
Total assets		$19,227,076		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-Income producing security
(3) Denotes a country or region of primary exposure
(4) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
ADR: American Depositary Receipt
ADS: American Depositary Share

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,216,236,164	$1,216,236,164	$ –	$ –
Sukuk	$5,321,230	$ –	$5,321,230	$ –
Total Assets	$1,221,557,394	$1,216,236,164	$5,321,230	$ –

Growth Fund

Common Stocks	$2,114,772,442	$2,114,772,442	$ –	$ –
Total Assets	$2,114,772,442	$2,114,772,442	$ –	$ –

Developing World Fund

Common Stocks	$12,436,334	$7,505,519	$4,930,815	$ –
Total Assets	$12,436,334	$7,505,519	$4,930,815	$ –

(1) During the period ended August 31, 2012, no Fund had transfers between Level 1 and Level 2.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$962,170,453	$1,511,282,036	$11,999,364
Gross unrealized appreciation	286,018,016	709,774,815	1,428,839
Gross unrealized depreciation	26,631,075	106,284,409	991,869
Net unrealized appreciation	$259,386,941	$603,490,406	$436,970

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, and annual report on the Funds' website at www.amanafunds.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust Fund, you should carefully consider the Fund's investment objectives, risks, and management fees and other expenses. To obtain a Fund's prospectus and summary prospectus, which contain this and other important information, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervisoin of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2012

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2012